Related party transactions (Details) - Schedule of key management personnel compensation comprised - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Key Management Personnel Compensation Comprised [Abstract]
Short-term employee benefits	€ 2,532	€ 1,196	€ 783
Share-based payments	2,228	10
Total	€ 4,760	€ 1,206	€ 783